Expense Example, No Redemption - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Real Estate Fund - Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	908
5 Years	1,151
10 Years	1,849
Fidelity Advisor Real Estate Fund - Class C
Expense Example, No Redemption:
1 Year	190
3 Years	588
5 Years	1,011
10 Years	1,992
Fidelity Advisor Real Estate Fund - Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	86
3 Years	268
5 Years	466
10 Years	1,037
Fidelity Advisor Real Estate Fund - Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810